Business combinations	12 Months Ended
Jun. 30, 2022
Business Combinations1 [Abstract]
Business combinations	Business combinations
Acquisition of Business Agility Consulting
On 8 February 2022 (the “BAC Acquisition date”), the Group entered into a Share Purchase Agreement (the “BAC Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Business Agility Consulting (“BAC”). BAC is a UK-based insurance software implementation specialist. The combination of BAC’s modern insurance platform expertise, combined with Endava’s broader technology capabilities and scale, creates a compelling proposition which is well placed to capture transformation opportunities.
The acquisition accounting of the BAC acquisition was considered final as at 30 June 2022.
The consideration includes elements of cash, equity and deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	5,400
Equity consideration	1,505
Fair value of deferred consideration	1,225
Fair value of contingent consideration	6,901
Total consideration transferred	15,031
Under the BAC Purchase Agreement the Group paid the former equity holder of BAC a cash purchase price of £5.4 million. 15,874 Class A shares are to be issued to the Seller subject to a lock-up period with a fair value of equity consideration of £1.5 million, using a share price at acquisition date of £94.80. In addition, the Group recognised a fair value of £1.2 million deferred consideration attributed to a holdback amount, payable within 20 months of the acquisition date, out of which £0.2 million has been settled by the end of the reporting period. The deferred consideration is measured at amortised cost using the effective interest rate method. The fair value at the balance sheet date approximates to its carrying value.
The Group also recognised a fair value of £6.9 million of consideration contingent upon the fulfillment of certain earn-out conditions related to revenue and EBITDA of BAC during the earn-out period. Management estimated 95% payout of the contingent consideration in determining its fair value. The fair value was determined by applying an appropriate discount rate to the contingent consideration payouts based on projected levels of revenue and EBITDA. The discount rate used embeds the fulfilment risk included projections. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated income statement. At the balance sheet date, the earn-out performance indicators show that it is highly probable that the targets will be achieved and the fair value of the contingent consideration determined at 30 June 2022 reflects that.
Under the BAC Purchase Agreement, there are other amounts that are payable in future periods based on the continued service of certain BAC employees. £1.5 million worth of restricted share units under the 2018 Equity Incentive Plan were granted on completion of the acquisition, which vest over either a 4-year or 3-year period and are all subject to continued employment. A portion of the overall restricted share units is also subject to achievement of specific revenue and EBITDA goals over the earn-out period. As all restricted share units are based on continued
service provided to the post-combination entity, they have been excluded from consideration and will instead be accounted for as ongoing remuneration under IFRS 2.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets	9
Intangible assets - Client relationships	1,240
Property, plant and equipment	12
Cash and cash equivalents	576
Trade and other receivables	930
Corporation tax receivable	115
Trade and other payables	(335)
Deferred tax liability	(296)
Fair value of net assets acquired	2,251
Other than intangible assets, the fair value approximates the carrying value of the net assets acquired.
Intangible assets subject to valuation include client relationships. The multi period excess earnings method (“MEEM”) was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach is a function of the following: (1) future revenues expected to be generated by these assets and the profitability of these assets; (2) identification of the contribution of other tangible and intangible assets to the cash flows of these assets to apply an appropriate capital charge against the cash flows; and (3) determination of the appropriate risk-adjusted discount rate to calculate the present value of the stream of anticipated cash flows. An estimate was made by the Group regarding the amount of future revenues that could be attributed to BAC’s clients that existed as of the acquisition date. This revenue projection was based on management’s expectation of future revenue streams. As the estimate of fair value for the customer related asset is based on MEEM, consideration was given to contributions to earnings from “contributory assets” other than customer relationships, in order to isolate the cash flows attributable to the customer related asset inclusive of other assets. The after-tax residual cash flows attributable to existing customers were discounted to a present value.
Deferred tax
The deferred tax liability at acquisition on the client relationship was £0.3 million based on a book base of £1.2 million and a tax base of nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	15,031
Fair value of net assets acquired	(2,251)
Goodwill	12,780
The goodwill arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, the new customer relationships anticipated to arise post-acquisition and synergies achievable by combining BAC’s expertise in the insurance field with Endava’s broader software engineering experience and market presence. There is no goodwill amount that is expected to be deductible for tax purposes.
Revenue and Loss of BAC from the BAC Acquisition Date to 30 June 2022:

£’000
Revenue	1,790
Loss	112

Management’s estimate of Revenue and Profit of BAC for the reporting period ended 30 June 2022 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	4,391
Profit	227
Acquisition Related Costs:

£’000
Legal and professional fees	292
Stamp duty	87
Total	379
Acquisition related costs are expensed as incurred and presented under selling, general and administrative expenses.

Acquisition of Levvel LLC
On 31 March 2021, the Group entered into a membership interest purchase agreement (the “Levvel Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Levvel LLC (“Levvel”). Levvel has a strong focus in the Payments and Financial Services, Logistics/Mobility and TMT verticals. Levvel delivers from the United States and Mexico and has 172 operational employees.
As per IFRS 3, the acquisition date was considered to be 1 April 2021 (the “Levvel Acquisition Date”) as the transaction closed at end of day on 31 March 2021 and the consideration transfer date was 1 April 2021.
The acquisition accounting of Levvel was finalised in fiscal year 2022 during the measurement period. The adjustments from provisional to final acquisition accounting are presented below. The adjustments refer to the finalisation of the purchase price allocation during the measurement period.
The consideration includes elements of cash and deferred and contingent consideration. The following table summarises the acquisition date fair values for each major class of consideration transferred:

£’000
Initial cash consideration	39,364
Cash in Escrow	2,219
Fair value of deferred consideration	1,744
Fair value of contingent consideration	2,902
Total consideration transferred	46,229
Under the Levvel Purchase Agreement the Group paid the former equity holders of Levvel a cash purchase price of £39.4 million and placed £2.2 million in an Escrow account for the settlement of a U.S. Paycheck Protection Program (“PPP”) loan. In addition, the Company also recognised a fair value of £1.7 million of deferred consideration attributed to a holdback amount payable within 18 months of the acquisition date and a fair value of £2.9 million of consideration contingent upon the fulfillment of certain earn-out conditions related to revenue and EBITDA of Levvel during the earn-out period. The contingent consideration was settled in full during fiscal year 2022.
Under the Levvel Purchase Agreement, there are other amounts that are payable in future periods based on the continued service of certain employees of Levvel. £8.3 million worth of restricted share units under the 2018 Equity Incentive Plan were granted on completion of the acquisition, which vest over either a 4-year or 3-year period and are all subject to continued employment. A portion of the overall restricted share units is also subject to achievement of specific revenue and EBITDA goals over the earn-out period. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and will instead be accounted for as ongoing remuneration under IFRS 2.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Intangible assets - Client relationships	14,710	(1,939)	12,771
Intangible assets	157	(157)	—
Property, plant and equipment	798	—	798
Right of use asset	1,948	—	1,948
Trade and other receivables	5,928	—	5,928
Cash and cash equivalents	5,707	—	5,707
Trade and other payables	(5,093)	—	(5,093)
Lease liabilities	(2,983)	—	(2,983)
Fair value of net assets acquired	21,172	(2,096)	19,076
Other than intangible assets, the fair value approximates the carrying value of the net assets acquired.
The MEEM was applied to determine the fair value of client relationship intangible asset. The fair value determined under this approach assumes a stream of cash flows generated from the relationships with customers and takes into account contributory asset charges (e.g. for the tangible assets, working capital and the workforce). An estimate was made by the Group regarding the amount of future revenues that could be attributed to Levvel’s clients that existed as of the acquisition date. This revenue projection was based on management’s expectation of future revenue streams. As the estimate of fair value for the customer related asset is based on MEEM, consideration was given to contributions to earnings from “contributory assets” other than customer relationships, in order to isolate the cash flows attributable to the customer related asset inclusive of other assets. The after-tax residual cash flows attributable to existing customers were discounted to a present value.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Consideration transferred	46,229	—	46,229
Fair value of net assets acquired	(21,172)	2,096	(19,076)
Goodwill	25,057	2,096	27,153
The goodwill arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth and in the development of know-how, the revenue and cost synergies that are achievable and the growth opportunities that are available within the broader software engineering market. The entire value of the goodwill amount is expected to be deductible for tax purposes.
Revenue and Profit of Levvel from the Levvel Acquisition Date to 30 June 2021:

£’000
Revenue	11,639
Profit	1,192
Management’s estimate of Revenue and Profit of Levvel for the reporting period ended 30 June 2021 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	39,467
Profit	4,715
Acquisition related costs:

£’000
Legal and professional fees	1,074
Acquisition related costs are expensed as incurred and presented under selling, general and administrative expenses.
Acquisition of Pet Minuta d.o.o.
On 4 March 2021 (the “Five Acquisition Date”), the Group entered into a share purchase agreement (the “Five Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Pet Minuta d.o.o. of Croatia and its U.S. subsidiary, Five Minutes Studio, Inc. (together “Five”). Five is a digital agency delivering a full spectrum of services, including product strategy, the design, build and delivery of digital experiences, and ongoing growth marketing using agile methodology combined with a scientific/metrics-driven approach to product design. Five has a team of 157 operational employees based in Brooklyn, NY and Croatia. The majority of its people are based in delivery centers in Croatia’s four largest cities.
The acquisition accounting of Five was finalised in fiscal year 2022 during the measurement period. The adjustments from provisional to final acquisition accounting are presented below. The adjustments refer to the finalisation of the purchase price allocation during the measurement period.
The consideration includes elements of cash, deferred and contingent consideration and equity consideration. The following table summarises the acquisition date fair values for each major class of consideration transferred:

	Provisional £’000	Adjustments £'000	Final £'000
Initial cash consideration	16,062	49	16,111
Fair value of equity consideration	4,478	—	4,478
Fair value of deferred consideration	2,653	—	2,653
Fair value of contingent consideration	1,725	—	1,725
Total consideration transferred	24,918	49	24,967
Under the Five Purchase Agreement the Group paid the former equity holders of Five a cash purchase price of £16.1 million. In addition, the Company issued 72,193 Class A ordinary shares in the form of ADSs to the sellers as part of the purchase price, with a fair value of £4.5 million using a share price at acqisition date of £62.02. The Company also recognised a fair value of £2.7 million of deferred consideration attributed to a holdback amount payable within 24 months of the acquisition date and a fair value of £1.7 million of consideration contingent upon the fulfillment of certain earn-out conditions related to Revenue and EBITDA of Five during the earn-out period. The contingent consideration was settled in full during fiscal year 2022.
Under the Purchase Agreement, there are other amounts that are payable in future periods based on the continued service of certain employees of Five. £4.7 million worth of restricted share units under the 2018 Equity Incentive Plan were granted on completion of the acquisition, which vest over either a 4-year or 3-year period and are all subject to continued employment. A portion of the overall restricted share units is also subject to achievement of specific revenue and EBITDA goals over the earn-out period. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and will instead be accounted for as ongoing remuneration under IFRS 2.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Intangible assets - Client relationships	8,253	428	8,681
Property, plant and equipment	310	—	310
Financial assets	33	—	33
Right of use asset	915	—	915
Trade and other receivables	2,250	—	2,250
Cash and cash equivalents	1,423	—	1,423
Trade and other payables	(1,235)	106	(1,129)
Corporation tax payable	(318)	—	(318)
Lease liabilities	(915)	—	(915)
Deferred tax liability	(1,730)	(114)	(1,844)
Fair value of net assets acquired	8,986	420	9,406
Other than intangible assets, the fair value approximates the carrying value of the net assets acquired.
The MEEM was applied to determine the fair value of client relationship intangible asset. The fair value determined under this approach assumes a stream of cash flows generated from the relationships with customers and takes into account contributory asset charges (e.g. for the tangible assets, working capital and the workforce). An estimate was made by the Group regarding the amount of future revenues that could be attributed to Five’s clients that existed as of the acquisition date. This revenue projection was based on management’s expectation of future revenue streams. As the estimate of fair value for the customer related asset is based on MEEM, consideration was given to contributions to earnings from “contributory assets” other than customer relationships, in order to isolate the cash flows attributable to the customer related asset inclusive of other assets. The after-tax residual cash flows attributable to existing customers were discounted to a present value.
Deferred tax
The deferred tax liability at acquisition date on the client relationship was £1.6 million based on a book base of £8.7 million and a tax base of £nil at the date of the acquisition. An additional deferred tax liability of £0.3 million was recognised on unremitted earnings as at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Consideration transferred	24,918	49	24,967
Fair value of net assets acquired	(8,986)	(420)	(9,406)
Goodwill	15,932	(371)	15,561
The goodwill arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth and in the development of know-how, the revenue and cost synergies that are achievable and the growth opportunities that are available within the broader software engineering market. There is no goodwill amount that is expected to be deductible for tax purposes.
Revenue and Profit of Five from the Five Acquisition Date to 30 June 2021:

£’000
Revenue	4,827
Profit	171
Management’s estimate of Revenue and Profit of Five for the reporting period ended 30 June 2021 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	13,419
Profit	1,910
Acquisition related costs:

£’000
Legal and professional fees	716
Acquisition related costs are expensed as incurred and presented under selling, general and administrative expenses.
Acquisition of Comtrade Digital Services
On 17 August 2020 (the “CDS Acquisition Date”), the Group entered into a Share Purchase Agreement (the “CDS Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Comtrade CDS, digitalne storitve, d.o.o., a company registered in Slovenia, and Comtrade Digital Services d.o.o., a company registered in Serbia (together “CDS”). CDS is an award-winning innovative company. CDS enables companies across different industries (Logistics, Travel, Healthcare, Financial Services, FinTech, government and Energy) to innovate faster and reinvent their business models digitally, by using agile development methodologies, innovative technology (such as Blockchain, Artificial Intelligence, IoT) and business acumen. The company has a highly skilled workforce with approximately 460 technical staff and delivery centres located in Slovenia, Serbia and Bosnia.
The acquisition accounting of the CDS acquisition was considered final as at 30 June 2021.
The consideration includes elements of cash and deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	48,639
Fair value of deferred consideration	5,003
Fair value of contingent consideration	186
Total consideration transferred	53,828
Under the CDS Purchase Agreement, the Group paid the former equity holders of CDS a cash purchase price of £48.6 million. In addition, the Group recognised a fair value of £5.0 million of deferred consideration attributed to a holdback amount payable within 24 months of the acquisition date and £0.2 million of contingent consideration. The contingent consideration was settled in full during fiscal year 2021.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets - Client relationships	18,108
Intangible assets - other	54
Property, plant and equipment	461
Right of use asset	2,049
Deferred tax asset	76
Financial asset	201
Trade and other receivables	13,179
Corporation tax receivable	111
Cash and cash equivalents	1,603
Trade and other payables	(9,115)
Lease liabilities	(2,049)
Corporation tax payable	(62)
Deferred tax liability	(3,533)
Other liabilities	(34)
Fair value of identifiable net assets	21,049
Other than intangible assets, the fair value approximates the carrying value of the net assets acquired.
Intangible assets subject to valuation include client relationships. The multi period excess earnings method (“MEEM”) was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach is a function of the following: (1) future revenues expected to be generated by these assets and the profitability of these assets; (2) identification of the contribution of other tangible and intangible assets to the cash flows of these assets to apply an appropriate capital charge against the cash flows; and (3) determination of the appropriate risk-adjusted discount rate to calculate the present value of the stream of anticipated cash flows. Management classified the customers into lower risk and higher risk buckets based on the exposure to different sectors and valued the buckets separately using different assumptions around attrition and discount rates. An estimate was made by the Group regarding the amount of future revenues that could be attributed to CDS’s clients that existed as of the acquisition date. This revenue projection was based on recurring revenue from existing customers prior to any customer attrition. As the estimate of fair value for the customer related asset is based on MEEM, consideration was given to contributions to earnings from “contributory assets” other than customer relationships, in order to isolate the cash flows attributable to the customer related asset inclusive of other assets. The after-tax residual cash flows attributable to existing customers were adjusted for attrition and discounted to a present value.
Deferred tax
The deferred tax liability at acquisition on the client relationship was £3.4 million based on a book base of £18.1 million and a tax base of £nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	53,828
Fair value of identifiable net assets	(21,049)
Goodwill	32,779
The goodwill arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, the revenue and cost synergies that are achievable by combining a company such as CDS with a typical market participant such as Endava and the growth opportunities that are available within the broader software engineering market. There is no goodwill amount that is expected to be deductible for tax purposes.
Revenue and Profit of CDS from the CDS Acquisition Date to 30 June 2021:

£’000
Revenue	27,227
Profit	2,128
Management’s estimate of Revenue and Profit of CDS for the reporting period ended 30 June 2021 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	30,852
Profit	2,507
Acquisition Related Costs:

£’000
Legal and professional fees	1,550
Acquisition related costs are expensed as incurred and presented under selling, general and administrative expenses.